Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net (Loss) Income Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Common stock subject to possible redemption [Member]
Numerator:
Allocation of net (loss) income	$ (1,096,239)	$ 562,049
Denominator:
Weighted-average shares outstanding	747,644	4,866,356
Basic net (loss) income per share	$ (1.47)	$ 0.12
Diluted net (loss) income per share	$ (1.47)	$ 0.12
Common stock [Member]
Numerator:
Allocation of net (loss) income	$ (7,615,380)	$ 599,861
Denominator:
Weighted-average shares outstanding	5,193,750	5,193,750
Basic net (loss) income per share	$ (1.47)	$ 0.12
Diluted net (loss) income per share	$ (1.47)	$ 0.12